UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ 1 ]; Amendment Number:



This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Summit Global Management, Inc.
Address:	9171 Towne Centre Drive
	Suite 465
	San Dieog, Ca 92122
13F File Number:	28-00001
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	Jennifer Finley
Title:    	Operations Manager
Phone:    	858-546-1777
Signature, 	Place,	and Date of Signing:
Jennifer Finley	San Diego, cA  	October 17, 2008
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: 203658(x$1000)

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ------- ---  ---- ------- ------------ -------- -------- --------
American States Water Co.      COM              029899101     3040 78968.000SH       SOLE                78968.000
American Water Works Inc.      COM              030420103    26816 1247279.000SH     SOLE              1247279.000
Aqua America, Inc.             COM              03836W103    30157 1696132.000SH     SOLE              1696132.000
Artesian Resources Corp.       COM              043113208     3954 235891.000SH      SOLE               235891.000
Connecticut Water Service, Inc COM              207797101     8707 300761.000SH      SOLE               300761.000
Eastern American Natural Gas   COM              276217106      419 17100.000SH       SOLE                17100.000
Heckmann Corp.                 COM              422680108    14286 1731607.000SH     SOLE              1731607.000
Mueller Industries, Inc.       COM              624756102    17176 746443.000SH      SOLE               746443.000
Mueller Water Products Inc-B   COM              624758207    10774 1657552.000SH     SOLE              1657552.000
San Juan Basin Royalty Trust   COM              798241105      251 6600.000SH        SOLE                 6600.000
Southwest Water Co.            COM              845331107    12633 990794.000SH      SOLE               990794.000
Watts Water Technologies, Inc. COM              942749102    15847 579421.000SH      SOLE               579421.000
Templeton Global Income Fund   COM              880198106      366 46430.00SH        SOLE                46430.000
iShares Dow Jones US Pharm     COM              464288836      289 5900.00SH         SOLE                 5900.000
iShares Silver Trust	       COM              46428Q109    16407 1384600.00SH      SOLE              1384600.000
CIA Saneamento Basico ADR      COM              20441A102    18866 665474.00SH       SOLE		665474.000
Silver Standard Resources, INC COM		82823L106    12173 736442.00SH       SOLE               736442.000
ASA Limited		       COM              g3156p103     9852 176955.00SH       SOLE               176955.000
United Utilities Group ADR     COM              91311E102      740 31311.00SH        SOLE                31311.000
Japan Smaller Capitalization   COM		47109U104      397 54250.00Sh        SOLE                54250.000
Telefonos de Mexico SA ADR     COM              879403780      264 10280.00SH        SOLE                10280.000
Statoil ASA ADR                COM              85771P102      240 10090.00SH        SOLE                10090.000

